Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001109357
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	EXELON CORP